As filed with the Securities and Exchange Commission on July 24, 2024
1933 Act Registration No. 333-203099
1940 Act Registration No. 811-08559
CIK No. 0001051629

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 16
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 145
Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln AssetEdge® VUL 2015
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Sarah Sheldon, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
Brittany S. Speas
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2023 was filed March 25, 2024.
It is proposed that this filing will become effective:
/X/
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2024 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2024 pursuant to paragraph (a)(1) of Rule 485.If appropriate, check the following box:
/ /
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Flexible Premium Variable Life Account M
Lincoln AssetEdge® VUL, Lincoln AssetEdge® Exec VUL,
Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® Exec VUL 2015,
Lincoln AssetEdge® VUL 2019, Lincoln AssetEdge® Exec VUL 2019,
Lincoln AssetEdge® VUL 2019-2, Lincoln AssetEdge® Exec VUL 2019-2,
Lincoln AssetEdge® VUL 2020, Lincoln AssetEdge® Exec VUL 2020,
Lincoln AssetEdge® VUL 2022, Lincoln AssetEdge® VUL 2022-2,
Lincoln VULCV-IV, Lincoln VULDB-IV,
Lincoln VULONE, Lincoln VULONE 2005, Lincoln VULONE 2007, Lincoln VULONE 2012,
Lincoln VULONE 2014, Lincoln VULONE 2019

Lincoln Life Flexible Premium Variable Life Account R
Lincoln PreservationEdge® SVUL, Lincoln SVUL-IV, Lincoln SVULONE 2013,
Lincoln SVULONE 2016, Lincoln SVULONE 2019

Lincoln Life Flexible Premium Variable Life Account S
Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 5,
Lincoln Corporate ExecSM VUL

Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Ensemble® II VUL, Lincoln Ensemble® III VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® Exec VUL 2015

LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Corporate Commitment® VUL, Lincoln Corporate Variable 5

Supplement dated July 24, 2024 to the Prospectus dated May 1, 2024

This Supplement to your prospectus outlines important changes that become effective on and after
August 23, 2024. These changes are related to Appendix A – Funds Available Under The Policy. All other provisions outlined in your variable life prospectus remain unchanged.

The following line item is added to Appendix A – Funds Available Under the Policy on or about August 23, 2024:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Long-term capital growth.	LVIP American Century Ultra® Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.65%[1]	N/A	N/A	N/A
1This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund’s prospectus for additional information.
The Board of Trustees (“Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) approved an Agreement and Plan of Reorganization to merge the LVIP Wellington Capital Growth Fund with and into the LVIP American Century Ultra® Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for Policy Owners. A meeting of shareholders to consider the Reorganization is scheduled to be held on or about August 9, 2024, and the Fund’s Reorganization is expected to be completed on or about August 23, 2024 (“Closing Date”).
At any time prior to the Closing Date, Policy Owners may transfer out of the Fund consistent with the transfer provisions applicable to the variable life product prospectus. Policy Owners may transfer into any other available investment option under their Policy. Please see your variable product prospectus for information about other funds available for investment within your Policy and for more information on transfers, including any restrictions on transfer into the Fund before the Closing Date.
You can find the fund prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain information at no cost by contacting your registered representative or by sending an email request to CustServSupportTeam@lfg.com.

Please retain this supplement for future reference.

Part A
The Prospectus for the Lincoln AssetEdge® VUL 2015 variable life insurance contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-203099) filed on April 10, 2024.
Part B
The Statement of Additional Information for the Lincoln AssetEdge® VUL 2015 variable life insurance contract, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-203099) filed on April 10, 2024.

PART C - OTHER INFORMATION
Item 30. EXHIBITS
(a)
Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(b)
Not applicable.
(c)
(1)
Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007
(a)
Amendment Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(d)
(1)
Policy Form LN683 NY incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on March 30, 2015.
(2)
Policy Specifications LN683-1 (07/19) incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on October 15, 2019.
(3)
Change of Insured Rider—Policy Form LR496 NY incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.
(4)
Overloan Protection Rider—Policy Form LR540 incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.
(5)
Overloan Protection Rider—Policy Form 616 incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.
(6)
Waiver of Monthly Deduction Rider—Policy Form LR436 LNY incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.
(7)
Waiver of Monthly Deduction Rider—Policy Form LR437 LNY incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.
(8)
Exec Enhanced Surrender Value Rider—Policy Form LR547 NY incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on March 30, 2015.
(9)
Accelerated Death Benefits Rider for Chronic Illness and Terminal Illness (Lincoln LifeEnhance® Accelerated Benefits Rider) — Policy Form LR631 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-203099) filed on August 12, 2015.
(e)
(1)
Application—Policy Form LFF06321-18_7-10 incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on March 30, 2015.
(2)
Addendum to Application—Policy Form LFF06322-18_7-10 incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on March 30, 2015.
(f)
(1)
Articles of Incorporation of Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
(2)
Bylaws of Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.
(g)
Reinsurance Contracts incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.
(h)
Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:
(1)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(2)
AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(3)
American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.

(a)
Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(4)
BlackRock Variable Series Funds, Inc. incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(a)
Amendment dated August 31, 2018 incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.
(5)
Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(a)
Amendment incorporated by reference to Post-Effective Amendment No. 25 filed on Form N-4 (File No. 333-186895) filed on February 11, 2021.
(6)
Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(8)
Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(9)
Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-141769) filed on April 9, 2018.
(10)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(11)
MFS Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.
(a)
Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-141769) filed on April 12, 2019.
(12)
Northern Lights Variable Trust incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (File No. 333-203099) filed on August 9, 2019.
(a)
Amendment incorporated by reference to Post-Effective Amendment 25 on Form N-6 (File No. 333-141769) filed on April 8, 2020.
(b)
Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-141769) filed on April 8, 2021.
(13)
PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(i)
(1)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(2)
Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004 incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.
(j)
Not applicable.
(k)
Opinion and Consent of Jassmin McIver-Jones, Esquire incorporated by reference to Post-Effective Amendment No. 15 (File No. 333-203099) filed on April 10, 2024.
(l)
Not applicable.
(m)
Not applicable.
(n)
(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm filed herein.
(2)
Power of Attorney – Principal Officers and Directors of Lincoln Life & Annuity Company of New York filed herein.
(o)
Not applicable.
(p)
Not applicable.

(q)
Compliance Procedures incorporated by reference to Post-Effective Amendment No. 44 on Form N-6 (File No. 333-125790) filed on April 9, 2024.
(r)
Not applicable.
Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President, Chief Accounting Officer and Treasurer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Mark E. Konen 4901 Avenue G Austin, TX 78751	Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Dale LeFebvre 2710 Foxhall Road NW Washington, DC 20007	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06096
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-212681) filed on May 31, 2024.
Item 33. Indemnification
(a)
Brief description of indemnification provisions:
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Adam M. Cohen*	Senior Vice President and Treasurer
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Jared M. Nepa*	Senior Vice President and Director
Thomas P. O’Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
(c)
N/A
Item 35. Location of Accounts and Records
Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 120 Madison Street, Suite 1310, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1301 S. Harrison Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.
Item 36. Management Services
Not applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each Registrant, has duly caused this Post-Effective Amendment No. 16 (File No. 333-203099; 811-08559; CIK No. 0001051629) to Registration Statement to be signed on its behalf by the undersigned duly authorized,  in the City of Hartford and State of Connecticut on the 16th day  of July, 2024 at 10:51 am. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrants)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

Lincoln Life & Annuity Company of New York
(Depositor)

/s/Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statements has been signed by the following persons in their capacities indicated on July 16, 2024 at 10:36 am.

Signature	Title
/s/Ellen G. Cooper __________________________ Ellen G. Cooper	President and Director
/s/Christopher M. Neczypor __________________________ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director

/s/Jayson R. Bronchetti __________________________ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer and Director
/s/Mark E. Konen __________________________ Mark E. Konen	Director
/s/M. Leanne Lachman __________________________ M. Leanne Lachman	Director
/s/Louis G. Marcoccia __________________________ Louis G. Marcoccia	Director
/s/Dale LeFebvre __________________________ Dale LeFebvre	Director
/s/Adam M. Cohen __________________________ Adam M. Cohen	Senior Vice President, Treasurer and Chief Accounting Officer

/s/Brittany S. Speas
* By ________________________________________
Brittany S. Speas
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement